OFFICE PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
OFFICE PREMISES AND EQUIPMENT
NOTE E - OFFICE PREMISES AND EQUIPMENT

Office premises and equipment are comprised of the following:

	At December 31,
	2011	2010
	(In thousands)

Land	$1,959	$1,044
Buildings and improvements, including construction-in-progress	9,448	5,875
Furniture and equipment	2,958	1,283
Automobiles	45	45
	14,410	8,247
Less accumulated depreciation	4,210	3,637

	$10,200	$4,610

At December 31, 2011 and 2010, the Corporation had capitalized interest costs of approximately $11,000 related to the construction of branch offices.